1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

STUART STRAUSS

stuart.strauss@dechert.com +1 212 698 3529 Direct +1 212 698 0453 Fax

October 25, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:    DBX ETF Trust

Ladies and Gentlemen:

Enclosed for filing on behalf of DBX ETF Trust (“Trust”), a newly organized open-end management investment company, is one copy of the Trust’s initial registration statement under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Registration Statement”), in electronic format. The Trust also has separately filed a Notification of Registration under the 1940 Act on Form N-8A.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at 212.698.3529 or Allison Harlow Fumai at 212.698.3526.

Sincerely,

/s/ Stuart M. Strauss

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